Submission	Oct. 16, 2026
Submission [Line Items]
Central Index Key	0001438893
Registrant Name	GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES